DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 19, 2020	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020
Shares issued, price per share	$ 10.00
Proceeds from Issuance Initial Public Offering				$ 1,081,598,000
Class of warrant or right, exercise price of warrants or rights		$ 11.50		$ 11.50
Proceeds from Issuance of Warrants			$ 23,000,000	$ 23,000,000
Deferred Underwriting Fee Payable Non current		$ 0		38,500,000
Cash		$ 34,000		$ 2,955,367
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00
Maximum Percentage Of Shares Eligible From Redemption	15.00%	15.00%
Dissolution Expenses Payable	$ 100,000	$ 100,000
Working Capital Requirement Fund Annual Limit	$ 1,000,000	$ 1,000,000
IPO
Stock issued during period, shares, new issues	110,000,000	100,000,000		110,000,000
Shares issued, price per share	$ 10.00	$ 10.00		$ 10.00
Proceeds from Issuance Initial Public Offering	$ 1,100,000,000
Transaction Cost Related To Issuance Of Common Stock	57,620,020
Underwriting Fees	18,402,000
Deferred Underwriting Fee Payable Non current	38,500,000
Other Costs Related To Issuance Of Common Stock	$ 718,020
Cash				$ 2,955,367
Over-Allotment Option
Stock issued during period, shares, new issues	10,000,000	110,000,000		10,000,000
Number Of warrants issued		23,000,000
Proceeds from Issuance of Warrants		$ 23,000,000
Private Placement
Number Of warrants issued	23,000,000	21,000,000		23,000,000
Class of warrant or right, exercise price of warrants or rights	$ 1.00	$ 1.00		$ 1.00
Proceeds from Issuance of Warrants	$ 23,000,000	$ 21,000,000		$ 23,000,000
Churchill Sponsor LLC [Member]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage	80.00%	80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 5,000,001	$ 5,000,001